------------------------------------------------------------------------------
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   ---------

                                  FORM 10-D/A
                                     No. 1

       Asset-Backed Issuer Distribution Report Pursuant to Section 13 or
                 15(d) of the Securities Exchange Act of 1934

                           ------------------------

For the monthly distribution period from February 22, 2006 to February 28, 2006

Commission File Number of issuing entity: 333-122759-05

                         USAA Auto Owner Trust 2006-1
                         ----------------------------
          (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-122759

                             USAA Acceptance, LLC
                             --------------------
             (Exact name of depositor as specified in its charter)

                           USAA Federal Savings Bank
                           -------------------------
              (Exact name of sponsor as specified in its charter)

                   Delaware                                    72-6216179
---------------------------------------------              -------------------
(State or other jurisdiction of incorporation               (I.R.S. Employer
      or organization of the depositor)                    Identification No.)

               One Rodney Square
          920 King Street, 1st Floor
             Wilmington, Delaware                                  19801
---------------------------------------------------------    -----------------
(Address of principal executive offices of the depositor)       (Zip Code)



                                (210) 498-0626
-------------------------------------------------------------------------------
                   (Telephone number, including area code)

Title of Class   Registered/reporting pursuant to (check one) Name of exchange

                Section 12(b)  Section 12(g)  Section 15(d)   (If Section 12(b))

    A-1            [____]         [____]         [_X_]        ____________

    A-2            [____]         [____]         [_X_]        ____________

    A-3            [____]         [____]         [_X_]        ____________

    A-4            [____]         [____]         [_X_]        ____________

     B             [____]         [____]         [_X_]        ____________


Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes ______                 No ____X___

Part I - Distribution Information

Item 1.    Distribution and Pool Performance Information.

     On April 3, 2006, a special distribution was made to the holders of the Class A-2, Class A-3, Class A-4 and Class B Notes representing 2 days of accrued interest at the applicable Note Interest Rate for the Interest Period from February 22, 2006 (the "Closing Date") to but excluding March 15, 2006 (the "March Payment Date"), plus interest accrued on such amount for each such class at the applicable Note Interest Rate since the March Payment Date to April 3, 2006. This amount was not distributed to the Class A-2, Class A-3, Class A-4 and Class B Notes on the March Payment Date due to an error in calculating the number of days of interest due to Class A-2, Class A-3, Class A-4 and Class B Notes.

     A revised Monthly Certificate to Noteholders is filed at Exhibit 99.1 reflecting the distribution and pool performance information with respect to the distribution period from the Closing Date to February 28, 2006 and the aggregate payments made on the March Payment Date and April 3, 2006.

Part II - Other Information

Item 9.       Exhibits.

Exhibit No.   Description

99.1              Monthly Statement to Noteholders (Revised)

                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.


                                      USAA FEDERAL SAVINGS BANK


                                      By:  /s/ Michael J. Broker
                                           ------------------------------
                                               Name: Michael J. Broker
                                               Title:   Vice President


Dated:  April 4, 2006

                                 Exhibit Index



Exhibit                                                                  Page

99.1              Monthly Statement to Noteholders (Revised)